Summary of Significant Accounting Policies - Summary of Exchange Rates (Detail)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Argentinean Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,193.35		1,032.79
Brazilian Real [member]
Disclosure Of Exchange Rates [line items]
Closing rate	5.46		6.19
Average rate	5.83	5.02
Canadian Dollar [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1.37		1.44
Average rate	1.41	1.36
Chinese Yuan [member]
Disclosure Of Exchange Rates [line items]
Closing rate	7.16		7.3
Average rate	7.26	7.2
Colombian Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	4,063.06		4,415.4
Average rate	4,201.57	3,878.19
Euro [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.85		0.96
Average rate	0.92	0.92
Mexican Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	18.89		20.27
Average rate	20.03	16.99
Peruvian Sol [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3.55		3.77
Average rate	3.69	3.76
Pound Sterling [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.73		0.8
Average rate	0.77	0.79
South African Rand [member]
Disclosure Of Exchange Rates [line items]
Closing rate	17.78		18.88
Average rate	18.46	18.82
South Korean Won [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,354.35		1,474.05
Average rate	1,439.97	1,347.46